Schedule of Stock Option Activity Under Equity Incentive Plan (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number Of Options Outstanding, Balance	566,000	560,000
Weighted Average Exercise Price Outstanding, Balance	$ 1.61	$ 1.55
Weighted average remaining contractual term, Outstanding		2 years 7 days	2 years 11 months 8 days
Number of options, Granted	3,000	6,000
Weighted Average Exercise Price, Granted	$ 3.75	$ 7.50
Weighted average remaining contractual term, Granted	9 years 3 months 29 days	9 years 9 months 29 days
Number of options, Exercised	(35,013)
Weighted Average Exercise Price, Exercised	$ 1.55
Weighted average remaining contractual term, Exercised	1 year 11 months 8 days
Number of options, Forfeited
Weighted Average Exercise Price, Forfeited
Number of options, Cancelled or expired
Weighted Average Exercise Price, Cancelled or expired
Number Of Options Outstanding, Balance	533,987	566,000	560,000
Weighted Average Exercise Price Outstanding, Balance	$ 1.63	$ 1.61	$ 1.55
Weighted average remaining contractual term, Outstanding	2 years 21 days	2 years 7 days
Number Of Options Outstanding, Exercisable	218,901	192,667
Weighted average exercise price outstanding, Exercisable	$ 1.74	$ 1.74
Weighted average remaining contractual term, Exercisable	2 years 2 months 26 days	2 years 2 months 1 day
Number of options, Exercised	35,013